FAIR VALUE MEASUREMENTS - Vallon - Q1 - Liability Measured at Estimated Fair Value (Details) - Warrant Liability - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2023	Sep. 30, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of December 31, 2022	$ 185	$ 185
Change in valuation		(167)
Fair value as of September 30, 2023		18
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of December 31, 2022	122	$ 122
Change in valuation	63
Fair value as of September 30, 2023	$ 185